Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Trade accounts receivable	$ (2,884)	$ 143	$ 3,733
Other accounts receivable	2,042	(7,098)	(2,547)
Prepaid expenses and other	(8,276)	(5,029)	(5,942)
Inventory	(498)	99	(345)
Accounts payable	2,336	(686)	1,768
Accrued liabilities	13,760	(999)	3,265
Income taxes payable	426	3,835	(1,550)
Operating leases	(259)	283	546
Deferred revenue	6,142	5,877	(4,184)
Increase (Decrease) in Operating Capital, Total	$ 12,789	$ (3,575)	$ (5,256)